Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail)	6 Months Ended
	Jun. 30, 2022 $ / oz Agreement oz lb	Feb. 08, 2022 UNIT_OZ	Jan. 26, 2022 UNIT_OZ $ / oz	Jan. 17, 2022 UNIT_OZ	Nov. 05, 2020
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of silver on a per ounce basis before top up payment is required | $ / oz	20
Maximum market price of silver on a per ounce basis before top up payment is capped | $ / oz	40
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate	15.00%
Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract	40 years
Keno Hill PMPA [Member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered	10.00%
Silver Price Per Ounce At Which Bottom Range Price Takes Effect | $ / oz	23
Keno Hill PMPA [Member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered	90.00%
Silver Price Per Ounce At Which Top Range Price Takes Effect | $ / oz	15
Silver interests [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Price floor on a per ounce basis | Agreement	4.48
Gold interests [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of silver production to be Converted to gold and purchased	25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	70
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90
Gold to silver exchange ratio, description	fixed gold to silver exchange ratio is 70:1
Gold interests [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	50
Gold interests [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio maximum limit for revisiting stated exchange rate	90
Gold interests [member] | Minto PMPA Agreement Amendment [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as percentage of the spot price of gold delivered before price reduction	65.00%
Number of ounces to be delivered before reduction in price per ounce delivered	27,000
Per ounce cash payment as percentage of the spot price of gold delivered after price reduction	50.00%
Gold interests [member] | Minto PMPA Agreement Amendment [member] | Per Ounce Price Paid Assuming Amendment Not Signed [Member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment | $ / oz	325
Gold interests [member] | Minto PMPA Agreement Amendment [member] | Top of range [member] | Maximum price paid before price reduction [Member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment | $ / oz	1,250
Gold interests [member] | Minto PMPA Agreement Amendment [member] | Top of range [member] | Maximum Price Paid After Price Reduction [Member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment | $ / oz	1,000
Gold interests [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Cumulative gold ounces to be delivered before reduction in stream percentage	150,000
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment | $ / oz	624
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Gold [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Number of ounces to be delivered before sharing mechanism applies	30,000
Attributable Payable Production to be Purchased there after	50.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Attributable Payable Production to be Purchased after stream percentage reduction	16.67%
Per Ounce Cash Payment | $ / oz	450
Gold [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement	550
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	10.50%				6.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Percentage of metal production at the mine which WPM is entitled to after step down	3.25%				3.25%
Cumulative gold equivalent ounces to be produced before reduction in stream percentage	190,000
Gold [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | BlackWater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	8.00%
Attributable Payable Production to be Purchased after stream percentage reduction	4.00%
Cumulative gold ounces to be delivered before reduction in stream percentage	279,908
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%		100.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ			150,000
Percentage of metal production at the mine which WPM is entitled to after step down			67.00%
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.00%
Number of ounces to be delivered before first step down in entitlement percentage	90,000
Percentage of production to be purchased after first step down	4.00%
Number of ounces to be delivered before second step down in entitlement percentage	140,000
Percentage of production to be purchased after second step down	3.50%
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	67.00%
Cumulative gold ounces to be delivered before reduction in stream percentage	285,000
Gold [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%			50.00%
Attributable Payable Production to be Purchased after stream percentage reduction	33.00%
Cumulative gold ounces to be delivered before reduction in stream percentage	145,000
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ				145,000
Percentage of metal production at the mine which WPM is entitled to after step down				33.00%
Gold [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered		18.00%
Percentage of production to be purchased	4.15%	4.15%
Number of ounces to be delivered before first step down in entitlement percentage	130,000	130,000
Percentage of production to be purchased after first step down	2.15%	2.15%
Number of ounces to be delivered before second step down in entitlement percentage	200,000	200,000
Percentage of production to be purchased after second step down	1.50%	1.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Number of silver ounces to be delivered before sharing mechanism applies	1,500,000
Top up payment to be paid on a per ounce basis as a percentage of the difference between the actual price per ounce and the Minimum price per ounce	50.00%
Purchase commitments percentage	50.00%
Per Ounce Cash Payment | $ / oz	9.05
Maximum top up payment | $ / oz	10
Price cap on a per ounce basis | $ / oz	19.05
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment | $ / oz	4.35
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	66.67%
Per Ounce Cash Payment | $ / oz	5.9
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	90,000,000
Silver [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement	9.9
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Number of ounces to be delivered before first step down in entitlement percentage	2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Percentage of metal production at the mine which WPM is entitled to after step down	50.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Number of ounces to be delivered before first step down in entitlement percentage	10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%
Silver [member] | BlackWater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Attributable Payable Production to be Purchased after stream percentage reduction	33.00%
Cumulative silver ounces to be delivered before reduction in stream percentage	17,800,000
Silver [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	75.00%			75.00%
Attributable Payable Production to be Purchased after stream percentage reduction	50.00%
Cumulative silver ounces to be delivered before reduction in stream percentage	4,600,000
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ				4,600,000
Percentage of metal production at the mine which WPM is entitled to after step down				50.00%
Silver [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.50%
Number of ounces to be delivered before first step down in entitlement percentage	375,000
Percentage of production to be purchased after first step down	2.25%
Number of ounces to be delivered before second step down in entitlement percentage	550,000
Percentage of production to be purchased after second step down	1.00%
Palladium [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | BlackWater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	42.40%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%
Cobalt [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | BlackWater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold and palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Platinum [Member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | BlackWater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	22.00%		22.00%
Attributable Payable Production to be Purchased after stream percentage reduction	15.00%
Number of ounces to be delivered before first step down in entitlement percentage | $ / oz			120,000
Percentage of metal production at the mine which WPM is entitled to after step down			15.00%
Cumulative Platinum Ounces To Be Delivered Before Reduction In Stream Percentage	120,000
Platinum [Member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%